Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2019 CNY (¥)	Apr. 30, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Payable related to escrow accounts services (i)			¥ 352,609			¥ 425,858
Other tax payables			609,137			390,952
Deposit related to franchise services			936,533			728,994
Payable related to business combination (ii)			7,200			780,937
Deferred guarantee revenue			64,184			50,343
Others			980,415			625,757
Total			2,950,078		$ 452,119	3,002,841
Payable related to business combination
Cash paid for mandatorily redeemable non-controlling interests			¥ 193,983	$ 29,729
Zhonghuan
Payable related to business combination
Percentage of non-controlling interests acquired			38.00%		38.00%
Cash consideration	¥ 930,999		¥ 194,000
Mandatorily redeemable non-controlling interests						¥ 780,900
Cash paid for mandatorily redeemable non-controlling interests		¥ 194,000
Class A Ordinary Shares | Zhonghuan
Payable related to business combination
Number of shares issued | shares		22,315,135